Financing Receivables - Credit Quality Indicators (Details) $ in Millions	Dec. 31, 2019 USD ($)
Lease receivables | Americas
Amortized cost/recorded investment for each class of receivables, by credit quality indicator
Amortized Cost/Recorded Investment	$ 3,385
Lease receivables | Americas | Aaa - Aa3
Amortized cost/recorded investment for each class of receivables, by credit quality indicator
Amortized Cost/Recorded Investment	465
Lease receivables | Americas | A1 - A3
Amortized cost/recorded investment for each class of receivables, by credit quality indicator
Amortized Cost/Recorded Investment	750
Lease receivables | Americas | Baa1 - Baa3
Amortized cost/recorded investment for each class of receivables, by credit quality indicator
Amortized Cost/Recorded Investment	955
Lease receivables | Americas | Ba1 - Ba2
Amortized cost/recorded investment for each class of receivables, by credit quality indicator
Amortized Cost/Recorded Investment	746
Lease receivables | Americas | Ba3 - B1
Amortized cost/recorded investment for each class of receivables, by credit quality indicator
Amortized Cost/Recorded Investment	215
Lease receivables | Americas | B2 - B3
Amortized cost/recorded investment for each class of receivables, by credit quality indicator
Amortized Cost/Recorded Investment	242
Lease receivables | Americas | Caa - D
Amortized cost/recorded investment for each class of receivables, by credit quality indicator
Amortized Cost/Recorded Investment	13
Lease receivables | EMEA
Amortized cost/recorded investment for each class of receivables, by credit quality indicator
Amortized Cost/Recorded Investment	1,162
Lease receivables | EMEA | Aaa - Aa3
Amortized cost/recorded investment for each class of receivables, by credit quality indicator
Amortized Cost/Recorded Investment	54
Lease receivables | EMEA | A1 - A3
Amortized cost/recorded investment for each class of receivables, by credit quality indicator
Amortized Cost/Recorded Investment	181
Lease receivables | EMEA | Baa1 - Baa3
Amortized cost/recorded investment for each class of receivables, by credit quality indicator
Amortized Cost/Recorded Investment	409
Lease receivables | EMEA | Ba1 - Ba2
Amortized cost/recorded investment for each class of receivables, by credit quality indicator
Amortized Cost/Recorded Investment	326
Lease receivables | EMEA | Ba3 - B1
Amortized cost/recorded investment for each class of receivables, by credit quality indicator
Amortized Cost/Recorded Investment	140
Lease receivables | EMEA | B2 - B3
Amortized cost/recorded investment for each class of receivables, by credit quality indicator
Amortized Cost/Recorded Investment	50
Lease receivables | EMEA | Caa - D
Amortized cost/recorded investment for each class of receivables, by credit quality indicator
Amortized Cost/Recorded Investment	2
Lease receivables | Asia Pacific
Amortized cost/recorded investment for each class of receivables, by credit quality indicator
Amortized Cost/Recorded Investment	947
Lease receivables | Asia Pacific | Aaa - Aa3
Amortized cost/recorded investment for each class of receivables, by credit quality indicator
Amortized Cost/Recorded Investment	43
Lease receivables | Asia Pacific | A1 - A3
Amortized cost/recorded investment for each class of receivables, by credit quality indicator
Amortized Cost/Recorded Investment	454
Lease receivables | Asia Pacific | Baa1 - Baa3
Amortized cost/recorded investment for each class of receivables, by credit quality indicator
Amortized Cost/Recorded Investment	147
Lease receivables | Asia Pacific | Ba1 - Ba2
Amortized cost/recorded investment for each class of receivables, by credit quality indicator
Amortized Cost/Recorded Investment	154
Lease receivables | Asia Pacific | Ba3 - B1
Amortized cost/recorded investment for each class of receivables, by credit quality indicator
Amortized Cost/Recorded Investment	101
Lease receivables | Asia Pacific | B2 - B3
Amortized cost/recorded investment for each class of receivables, by credit quality indicator
Amortized Cost/Recorded Investment	47
Lease receivables | Asia Pacific | Caa - D
Amortized cost/recorded investment for each class of receivables, by credit quality indicator
Amortized Cost/Recorded Investment	2
Loan receivables | Americas
Amortized cost/recorded investment for each class of receivables, by credit quality indicator
Amortized Cost/Recorded Investment	6,638
Loan receivables | Americas | Aaa - Aa3
Amortized cost/recorded investment for each class of receivables, by credit quality indicator
Amortized Cost/Recorded Investment	1,028
Loan receivables | Americas | A1 - A3
Amortized cost/recorded investment for each class of receivables, by credit quality indicator
Amortized Cost/Recorded Investment	1,186
Loan receivables | Americas | Baa1 - Baa3
Amortized cost/recorded investment for each class of receivables, by credit quality indicator
Amortized Cost/Recorded Investment	1,882
Loan receivables | Americas | Ba1 - Ba2
Amortized cost/recorded investment for each class of receivables, by credit quality indicator
Amortized Cost/Recorded Investment	1,513
Loan receivables | Americas | Ba3 - B1
Amortized cost/recorded investment for each class of receivables, by credit quality indicator
Amortized Cost/Recorded Investment	471
Loan receivables | Americas | B2 - B3
Amortized cost/recorded investment for each class of receivables, by credit quality indicator
Amortized Cost/Recorded Investment	522
Loan receivables | Americas | Caa - D
Amortized cost/recorded investment for each class of receivables, by credit quality indicator
Amortized Cost/Recorded Investment	36
Loan receivables | EMEA
Amortized cost/recorded investment for each class of receivables, by credit quality indicator
Amortized Cost/Recorded Investment	3,871
Loan receivables | EMEA | Aaa - Aa3
Amortized cost/recorded investment for each class of receivables, by credit quality indicator
Amortized Cost/Recorded Investment	193
Loan receivables | EMEA | A1 - A3
Amortized cost/recorded investment for each class of receivables, by credit quality indicator
Amortized Cost/Recorded Investment	395
Loan receivables | EMEA | Baa1 - Baa3
Amortized cost/recorded investment for each class of receivables, by credit quality indicator
Amortized Cost/Recorded Investment	1,527
Loan receivables | EMEA | Ba1 - Ba2
Amortized cost/recorded investment for each class of receivables, by credit quality indicator
Amortized Cost/Recorded Investment	921
Loan receivables | EMEA | Ba3 - B1
Amortized cost/recorded investment for each class of receivables, by credit quality indicator
Amortized Cost/Recorded Investment	564
Loan receivables | EMEA | B2 - B3
Amortized cost/recorded investment for each class of receivables, by credit quality indicator
Amortized Cost/Recorded Investment	253
Loan receivables | EMEA | Caa - D
Amortized cost/recorded investment for each class of receivables, by credit quality indicator
Amortized Cost/Recorded Investment	18
Loan receivables | Asia Pacific
Amortized cost/recorded investment for each class of receivables, by credit quality indicator
Amortized Cost/Recorded Investment	2,376
Loan receivables | Asia Pacific | Aaa - Aa3
Amortized cost/recorded investment for each class of receivables, by credit quality indicator
Amortized Cost/Recorded Investment	189
Loan receivables | Asia Pacific | A1 - A3
Amortized cost/recorded investment for each class of receivables, by credit quality indicator
Amortized Cost/Recorded Investment	892
Loan receivables | Asia Pacific | Baa1 - Baa3
Amortized cost/recorded investment for each class of receivables, by credit quality indicator
Amortized Cost/Recorded Investment	619
Loan receivables | Asia Pacific | Ba1 - Ba2
Amortized cost/recorded investment for each class of receivables, by credit quality indicator
Amortized Cost/Recorded Investment	388
Loan receivables | Asia Pacific | Ba3 - B1
Amortized cost/recorded investment for each class of receivables, by credit quality indicator
Amortized Cost/Recorded Investment	205
Loan receivables | Asia Pacific | B2 - B3
Amortized cost/recorded investment for each class of receivables, by credit quality indicator
Amortized Cost/Recorded Investment	72
Loan receivables | Asia Pacific | Caa - D
Amortized cost/recorded investment for each class of receivables, by credit quality indicator
Amortized Cost/Recorded Investment	$ 10